Annual Fund Operating Expenses	Aug. 31, 2025
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	1.35%	[2]
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	2.37%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	2.10%	[2]
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.24%)
Net Expenses (as a percentage of Assets)	0.99%	[2]
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.09%
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.84%
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.72%
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.12%	[3]
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.87%	[3]
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.76%	[3]
Institutional Class Shares (NBGIX) | Neuberger Genesis Fund | Neuberger Genesis Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.84%
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.07%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.21%	[4]
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.07%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.96%	[4]
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.85%	[4]
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.17%	[5]
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.92%	[5]
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.81%	[5]
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.33%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	2.07%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.96%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.02%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.76%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.65%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.97%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.72%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.60%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.05%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.80%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.68%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.76%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.61%)
Net Expenses (as a percentage of Assets)	1.21%	[6]
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	2.55%
Fee Waiver or Reimbursement	(0.59%)
Net Expenses (as a percentage of Assets)	1.96%	[6]
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.55%)
Net Expenses (as a percentage of Assets)	0.85%	[6]
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.25%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	2.00%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.88%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.05%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.80%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.69%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.06%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.21%	[7]
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.06%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.96%	[7]
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.85%	[7]
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	1.27%	[8]
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	2.02%	[8]
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.91%	[8]
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.25%
Expenses (as a percentage of Assets)	3.46%
Fee Waiver or Reimbursement	(2.19%)
Net Expenses (as a percentage of Assets)	1.27%	[9]
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	2.40%
Expenses (as a percentage of Assets)	4.36%
Fee Waiver or Reimbursement	(2.34%)
Net Expenses (as a percentage of Assets)	2.02%	[9]
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.03%
Expenses (as a percentage of Assets)	2.88%
Fee Waiver or Reimbursement	(1.97%)
Net Expenses (as a percentage of Assets)	0.91%	[9]
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	0.89%	[11]
Class R6 Shares (NRGSX) | Neuberger Genesis Fund | Neuberger Genesis Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.74%
Class R6 Shares (NRIQX) | Neuberger International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R6 Shares (NRIQX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.75%	[12]
Class R6 Shares (NRILX) | Neuberger International Select Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R6 Shares (NRILX) | Neuberger International Select Fund | Neuberger International Select Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.71%	[13]
Class R6 Shares (NRINX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.86%
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.55%	[14]
Class R6 Shares (NRLCX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.50%
Class R6 Shares (NRMGX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.58%
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.05%
Expenses (as a percentage of Assets)	2.65%
Fee Waiver or Reimbursement	(1.90%)
Net Expenses (as a percentage of Assets)	0.75%	[15]
Class R6 Shares (NRSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.59%
Class R6 Shares (NRREX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R6 Shares (NRREX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.75%	[16]
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.81%	[17]
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%	[18]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.35%)
Net Expenses (as a percentage of Assets)	1.60%	[19]
Class R3 Shares (NBHRX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.37%
Class R3 Shares (NBNRX) | Neuberger International Select Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R3 Shares (NBNRX) | Neuberger International Select Fund | Neuberger International Select Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.42%	[20]
Class R3 Shares (NGDRX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.30%
Class R3 Shares (NPNRX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.24%
Class R3 Shares (NMGRX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.30%
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.65%)
Net Expenses (as a percentage of Assets)	1.46%	[21]
Class R3 Shares (NRARX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.30%
Class R3 Shares (NRERX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R3 Shares (NRERX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.06%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.46%	[22]
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.52%	[23]
Investor Class Shares (NBSSX) | Neuberger Focus Fund | Neuberger Focus Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.90%
Investor Class Shares (NBGNX) | Neuberger Genesis Fund | Neuberger Genesis Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.99%
Investor Class Shares (NIQVX) | Neuberger International Equity Fund | Neuberger International Equity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.22%
Investor Class Shares (NGUAX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.80%
Investor Class Shares (NPRTX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.75%
Investor Class Shares (NMANX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.83%
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.78%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.50%	[24]
Investor Class Shares (NBSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.31%	[25]
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund | Neuberger Focus Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.33%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund | Neuberger Focus Fund Trust Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.10%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund | Neuberger Genesis Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.06%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.34%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund | Neuberger Genesis Fund Trust Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.06%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.09%
Trust Class Shares (NIQTX) | Neuberger International Equity Fund | Neuberger International Equity Fund Trust Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.28%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.40%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Trust Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.00%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.10%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Trust Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.95%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.18%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Trust Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.93%
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Trust Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.72%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.52%)
Net Expenses (as a percentage of Assets)	1.25%	[26]
Trust Class Shares (NBSTX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Trust Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.04%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.61%	[27]
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Trust Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.23%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.41%	[27]
Class E Shares (NBHEX) | Neuberger Equity Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Class E Shares (NBHEX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class E Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.51%)
Net Expenses (as a percentage of Assets)	0.06%	[28]
Class E Shares (NRGEX) | Neuberger Genesis Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Class E Shares (NRGEX) | Neuberger Genesis Fund | Neuberger Genesis Fund Class E Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.66%)
Net Expenses (as a percentage of Assets)	0.02%	[29]
Class E Shares (NIQEX) | Neuberger International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Class E Shares (NIQEX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class E Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.81%)
Net Expenses (as a percentage of Assets)	0.07%	[30]
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class E Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.42%)
Net Expenses (as a percentage of Assets)	0.03%	[31]
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class E Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.60%)
Net Expenses (as a percentage of Assets)	0.13%	[32]
Class E Shares (NRAEX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Class E Shares (NRAEX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.49%)
Net Expenses (as a percentage of Assets)	0.05%	[33]
Class E Shares (NREEX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Class E Shares (NREEX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class E Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.80%)
Net Expenses (as a percentage of Assets)	0.08%	[34]

[1]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.34%, 2.09% and 0.98% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.34%, 2.09% and 0.98% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[3]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense. “Other expenses” shown above include a repayment of less than 0.01% for Institutional Class.
[4]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[5]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.16%, 1.91% and 0.80% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.16%, 1.91% and 0.80% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[6]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[7]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[8]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[9]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[10]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[11]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.88% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.88% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[12]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.75% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[13]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.70% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.70% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[14]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.55% of average net assets until 12/31/2026 and 0.65% of average net assets from 1/1/2027 until 8/31/2029. This undertaking may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense. “Other expenses” shown above include a repayment of less than 0.01%.
[15]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.75% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[16]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.75% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[17]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.80% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.80% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[18]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[19]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.59% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.59% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[20]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.41% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.41% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[21]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.46% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.46% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[22]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.46% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.46% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[23]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.51% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.51% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[24]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.50% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Investor Class will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[25]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.30% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Investor Class will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.30% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[26]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Trust Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.25% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Trust Class will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[27]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Advisor Class and Trust Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.60% and 1.40% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Advisor Class and Trust Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.60% and 1.40% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[28]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its advisory fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees.
[29]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its advisory fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees.
[30]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its advisory fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees.
[31]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its advisory fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees.
[32]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its advisory fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees.
[33]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its advisory fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees.
[34]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its advisory fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees.